INCOME TAXES (Details - reconcilation of provision) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected federal statutory income tax provision/rate	$ (7,906,850)	$ (4,830,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(21.00%)	(21.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ (3,765,167)	$ (2,300,000)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(10.00%)	(10.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 24,017	$ 0
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.20%	0.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (11,648,000)	$ (7,130,000)
Effective Income Tax Rate Reconciliation, Percent	(30.80%)	(31.00%)